8. Debt Issue Costs - Debt Issue Costs (Details) (Q2) (USD $)	15 Months Ended		6 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Jun. 30, 2014 Quarter 2 [Member]	Dec. 31, 2013 Quarter 2 [Member]
Debt issue costs - net		$ 235,211	$ 235,211
Debt issue costs	247,197		69,944	247,197
Amortization expense			(63,909)	(11,986)
Debt issue costs - net		$ 235,211	$ 241,246	$ 235,211